PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2040 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.8%
125,097  iShares Core S&P Mid-
Cap ETF
$ 7,741,003
6.5
21,175  iShares Core S&P
Small-Cap ETF
2,367,153
2.0
24,269  iShares Core U.S.
Aggregate Bond ETF
2,408,698
2.0
100,295  SPDR Portfolio High
Yield Bond ETF
2,391,033
2.0
302,588  Vanguard FTSE
Developed Markets
ETF
15,453,169
12.9
65,195  Vanguard FTSE
Emerging Markets ETF
2,916,173
2.4
41,932  Vanguard Long-Term
Treasury ETF
2,445,474
2.0
Total Exchange-Traded
Funds
(Cost $32,838,418)
35,722,703
29.8
MUTUAL FUNDS : 70.1%
Affiliated Investment Companies : 22.7%
1,591,362  Voya Intermediate
Bond Fund - Class R6
14,003,984
11.7
890,165  Voya Multi-Manager
International Equity
Fund - Class I
9,649,384
8.1
332,273  Voya VACS Series
EME Fund
3,522,090
2.9
27,175,458
22.7
Unaffiliated Investment Companies : 47.4%
273,853  Fidelity 500 Index
Fund
56,723,090
47.4
Total Mutual Funds
(Cost $82,943,030)
83,898,548
70.1
Total Long-Term
Investments
(Cost $115,781,448)
119,621,251
99.9
Total Investments in
Securities
(Cost $115,781,448) $ 119,621,251 99.9
Assets in Excess of
Other Liabilities 113,929 0.1
Net Assets $ 119,735,180 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2040 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 35,722,703 $ — $ — $ 35,722,703
Mutual Funds 83,898,548 — — 83,898,548
Total Investments, at fair value $ 119,621,251 $ — $ — $ 119,621,251
Other Financial Instruments+
Futures 13,070 — — 13,070
Total Assets $ 119,634,321 $ — $ — $ 119,634,321
Liabilities Table
Other Financial Instruments+
Futures $ (1,597) $ — $ — $ (1,597)
Total Liabilities $ (1,597) $ — $ — $ (1,597)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 11,496,995 $ 4,184,912 $ (2,004,064) $ 326,141 $ 14,003,984 $ 455,778 $ (9,692) $ —
Voya Multi-Manager International
Equity Fund - Class I
8,710,289 3,864,694 (2,866,257) (59,342) 9,649,384 168,172 305,538 —
Voya Short Duration Bond Fund -
Class R6
— 609,621 (609,621) — — 4,864 2,480 —
Voya VACS Series EME Fund
3,137,563 1,189,353 (604,306) (200,520) 3,522,090 153,663 46,828 14,877
$ 23,344,847 $ 9,848,580 $ (6,084,248) $ 66,279 $ 27,175,458 $ 782,477 $ 345,154 $ 14,877
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 28, 2025, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 28 06/30/25 $ 3,022,250 $ 13,070
$ 3,022,250 $ 13,070
Short Contracts:
3-month SOFR (12) 09/16/25 (2,878,650) (1,597)
$ (2,878,650) $ (1,597)

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2040 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,841,510
Gross Unrealized Depreciation (1,708)
Net Unrealized Appreciation $ 3,839,802